Equity - Schedule of Net Income Attributable to Limited Partners (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended								12 Months Ended
		Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 15, 2014	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner															$ 0		$ 43,813		$ 88,841
Assumed allocation of distributions in excess of earnings (loss)															(84,519)		(16,091)		31,100
Net income (loss) attributable to Hi-Crush Partners LP							$ (8,126)	$ (11,734)	$ (12,159)	$ (52,500)	$ 11,914	$ (19,863)	$ 9,954	$ 25,717	(84,519)	[3]	27,722	[3],[4]	133,941	[3],[4],[5]
Assumed allocation of net earnings (loss) to Limited Partners															$ (81,313)		$ 28,265		$ 119,941
Earnings (loss) per limited partner unit - basic (usd per unit)							$ (0.11)	$ (0.21)	$ (0.26)	$ (1.39)	$ 0.30	$ (0.49)	$ 0.31	$ 0.61	$ (1.64)	[3]	$ 0.73	[3],[4]	$ 3.09	[3],[4],[5]
Earnings (loss) per limited partner unit - diluted (usd per unit)	[3]														$ (1.64)		$ 0.73	[4]	$ 3.00	[4],[5]
Hi-Crush Augusta LLC
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to assets contributed by the sponsor																			$ 3,129
Hi-Crush Blair LLC
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to assets contributed by the sponsor															$ (279)		$ 2,619		(105)
Hi-Crush Whitehall LLC and Other Assets
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to assets contributed by the sponsor															3,485		(2,076)		10,976
Sponsor Subordinated Units
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner																			32,737
Assumed allocation of distributions in excess of earnings (loss)																			9,465
Assumed allocation of net earnings (loss) to Limited Partners																			42,202
Common Units
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner															0		42,502		51,774
Assumed allocation of distributions in excess of earnings (loss)															(84,519)		(16,091)		9,268
Assumed allocation of net earnings (loss) to Limited Partners															(81,313)		26,954		61,042
Common Units | Hi-Crush Blair LLC
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to assets contributed by the sponsor															(279)		2,619
Common Units | Hi-Crush Whitehall LLC and Other Assets
Distribution Made to Limited Partner [Line Items]
Add back recast (income) losses attributable to assets contributed by the sponsor															3,485		(2,076)
General Partner and IDRs
Distribution Made to Limited Partner [Line Items]
Distributions made to holders of incentive distribution rights		$ 0	$ 1,311	$ 1,311	$ 695	$ 168									0		1,311		2,174
Assumed allocation of distributions in excess of earnings (loss)															0		0		12,367
Assumed allocation of net earnings (loss) to General Partner and IDRs															$ 0		$ 1,311		14,541
Class B Units
Distribution Made to Limited Partner [Line Items]
Declared distributions to Limited Partner																			2,156
Assumed allocation of distributions in excess of earnings (loss)																			0
Assumed allocation of net earnings (loss) to Limited Partners																			$ 2,156

[1]	The first quarter of 2016 includes a $33,745 impairment of goodwill. Refer to Note 14 for additional disclosure.
[2]	The third and fourth quarters of 2015 include impairments and other expenses of $23,718 and $1,941, respectively. Refer to Note 14 for additional disclosure. The fourth quarter of 2015 includes a gain of $12,310 on a contract settlement payment.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[5]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.